Financial risk management - Analysis of Borrowings after Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (847,201)	$ (904,683)
Total debt	971,090	968,280	$ 862,116
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total debt	971,090	968,280
Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	717,641	868,460
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	253,449	99,820
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(115,385)	(20,293)
Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	81,283	549
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(298,039)	(196,081)
Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	22,834	142,142
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	184,123	13,604
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(433,122)	(686,223)
U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	613,524	725,769
U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	69,326	86,216
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(308,450)	(337,029)
Argentine Peso | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total debt	178,538	208,352
Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	111,954	129,013
Argentine Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	66,584	79,339
Argentine Peso | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(115,097)	(19,733)
Argentine Peso | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	81,283	549
Argentine Peso | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Argentine Peso | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Argentine Peso | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(193,353)	(317,296)
Argentine Peso | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	30,671	128,464
Argentine Peso | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	66,584	79,339
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(605,650)	(634,685)
Brazilian Reais | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total debt	285,291	240,001
Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	98,426	219,520
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	186,865	20,481
Brazilian Reais | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Brazilian Reais | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(298,039)	(196,081)
Brazilian Reais | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	22,834	142,142
Brazilian Reais | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	184,123	13,604
Brazilian Reais | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(307,611)	(438,604)
Brazilian Reais | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	75,592	77,378
Brazilian Reais | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,742	6,877
Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20,065	19,500
Uruguayan Peso | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total debt	2,002	15,113
Uruguayan Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,002	15,113
Uruguayan Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20,720	21,586
Uruguayan Peso | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,002	15,113
Uruguayan Peso | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	46,834	47,531
U.S. Dollar | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total debt	505,259	504,814
U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	505,259	504,814
U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(288)	(560)
U.S. Dollar | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	47,122	48,091
U.S. Dollar | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	505,259	504,814
U.S. Dollar | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	$ 0